Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 5,583	$ 1,933	$ 4,524
Future amortization expense next twelve months	6,348
Future amortization expense year two	5,972
Future amortization expense year three	5,941
Future amortization expense year four	5,856
Future amortization expense year five	785
Future amortization expense thereafter	47
Impairment of finite lived intangible assets	$ 0	$ 0	$ 2,936
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]			Goodwill and Intangible Asset Impairment